Equity (Tables)	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended
	March 31,
	2017	2016
	U.S $ in thousands
Cost of sales	$643	$723
Research and development, net	849	1,359
Selling, general and administrative	2,412	3,541
Total stock-based compensation expenses	$3,904	$5,623

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the three months ended March 31, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2017	2,615,461	$37.21
Exercised	(35,769)	14.75
Forfeited	(220,977)	40.37
Options outstanding as of March 31, 2017	2,358,715	$37.25
Options exercisable as of March 31, 2017	1,533,280	$38.62

Summary of RSUs activity

A summary of the Company’s RSUs activity for the three months ended March 31, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2017	267,756	$81.35
Forfeited	(33,120)	70.44
Vested	(49,523)	82.12
Unvested RSUs outstanding as of March 31, 2017	185,113	83.10

Schedule of Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2017 and 2016:

	Three months ended March 31, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income before
reclassifications	793	713	1,506
Amounts reclassified from accumulated
other comprehensive income	(270)	-	(270)
Other comprehensive income	523	713	1,236
Balance as of March 31, 2017	$499	$(12,742)	$(12,243)

	Three months ended March 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before
reclassifications	863	3,341	4,204
Amounts reclassified from accumulated
other comprehensive income	68	-	68
Other comprehensive income	931	3,341	4,272
Balance as of March 31, 2016	$824	$(7,326)